LOSS ON VALUATION AND TRANSLATION OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
LOSS ON VALUATION AND TRANSLATION OF FINANCIAL INSTRUMENTS
LOSS ON VALUATION AND TRANSLATION OF FINANCIAL INSTRUMENTS

4.LOSS ON VALUATION AND TRANSLATION OF FINANCIAL INSTRUMENTS

	2017	2016	2015

Loss (gain) on the ineffective portion of fair value hedges	$2,924	$1,988	$(3,466)
Loss (gain) on embedded derivatives related to long-term debt	174	(106)	3,583
Loss (gain) on reversal of embedded derivatives on debt redemption	—	244	(336)
Loss on the ineffective portion of cash flow hedges	—	—	737

	$3,098	$2,126	$518